Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Deferred revenue	$ 389,958	$ 421,542
Accrued interest	255,369	262,559
Accounts payable and accrued expenses	239,086	296,523
Derivative liabilities (Note 11)	97,066	29,321
Present value of lease liabilities	51,144
Accounts payable, accrued expenses and other liabilities	$ 1,032,623	$ 1,009,945